UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:     03/31/2013
                                                   ----------

Check here if Amendment: [  ]; Amendment Number:
     This Amendment (Check only one):     [ ] is a restatement.
                                          [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:          Empire Capital Management, LLC
               -------------------------------
Address:       1 Gorham Island, Suite 201
               -------------------------------
               Westport, CT 06880
               -------------------------------

Form 13F File Number:      28-11506
                           --------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Markham Penrod
           ------------------------
Title:     Chief Compliance Officer
           ------------------------
Phone:     203-454-6925
           ------------------------


Signature, Place, and Date of Signing:

/s/ J. Markham Penrod          Westport, CT          05/15/2013
---------------------          ------------          ----------
         [Signature]           [City, State]         [Date]



Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:          NONE
                                                            ----

                              FORM 13F SUMMARY PAGE




Report Summary:




Number of Other Included Managers:                     NONE
                                                      -----

Form 13F Information Table Entry Total:                  59
                                                      -----

Form 13F Information Table Value Total:          $1,039,827
                                                 ----------
                                                (thousands)



List of Other Included Managers:                       NONE
                                                      -----

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

NONE
----

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




ITEM 1                              ITEM 2            ITEM 3     ITEM 4         ITEM 5           ITEM 6      ITEM 7   ITEM 8
                                                                                                 INVESTMENT           VOTING
                                                                                SHARES           DISCRETION           AUTHORITY
NAME                                TITLE                        FAIR           OR               SOLE                 SOLE
OF                                  OF                           MARKET         PRINCIPAL   SH   SHARED               SHARED
ISSUER                              CLASS             CUSIP      VALUE          AMOUNT      PRN  OTHER       MANAGER  OTHER
ALCATEL-LUCENT                      SPN ADR           013904305      9,643,000   7,250,000  SH   SOLE        FINE     SOLE
APPLIED MICRO CIRCUITS CORP         COM NEW           03822W406     16,049,000   2,162,880  SH   SOLE        FINE     SOLE
AMAZON.COM INC                      COM               023135106     10,660,000      40,000  SH   SOLE        FINE     SOLE
ARM HLDGS PLC                       SPN ADR           042068106     11,652,000     275,000  SH   SOLE        FINE     SOLE
ARUBA NETWORKS INC                  COM               043176106      2,900,000     117,200  SH   SOLE        FINE     SOLE
HOMEAWAY INC                        COM               43739Q100      1,950,000      60,000  SH   SOLE        FINE     SOLE
BROADCOM CORP                       CL A              111320107     12,980,000     374,300  SH   SOLE        FINE     SOLE
BAZAARVOICE INC                     COM               073271108     44,691,000   6,105,323  SH   SOLE        FINE     SOLE
CIENA CORP                          COM NEW           171779309     36,423,000   2,275,000  SH   SOLE        FINE     SOLE
SALESFORCE.COM INC                  COM               79466L302     43,813,000     245,000  SH   SOLE        FINE     SOLE
CORNERSTONE ONDEMAND INC            COM               21925Y103      6,820,000     200,000  SH   SOLE        FINE     SOLE
CITRIX SYS INC                      COM               177376100     78,644,000   1,090,000  SH   SOLE        FINE     SOLE
CYPRESS SEMICONDUCTOR CORP          COM               232806109      2,206,000     200,000  SH   SOLE        FINE     SOLE
DELL INC -- CALL OPTION             COM               24702R101     13,184,000     920,000  SH   SOLE        FINE
DIGITALGLOBE INC                    COM NEW           25389M877      1,879,000      65,000  SH   SOLE        FINE     SOLE
EQUINIX INC                         COM NEW           29444U502     52,347,000     242,000  SH   SOLE        FINE     SOLE
ERICSSON                            ADR B SEK 10      294821608      5,040,000     400,000  SH   SOLE        FINE     SOLE
EXACTTARGET INC                     COM               30064K105      2,327,000     100,000  SH   SOLE        FINE     SOLE
FLEETMATICS GROUP PLC               COM               G35569105      1,819,000      75,000  SH   SOLE        FINE     SOLE
FABRINET                            SHS               G3323L100      2,123,000     145,300  SH   SOLE        FINE     SOLE
FREESCALE SEMICONDUCTOR LTD         SHS               G3727Q101      4,169,000     280,000  SH   SOLE        FINE     SOLE
FORTINET INC                        COM               34959E109     17,168,000     725,000  SH   SOLE        FINE     SOLE
GOOGLE INC                          CL A              38259P508     51,622,000      65,000  SH   SOLE        FINE     SOLE
GUIDEWIRE SOFTWARE INC              COM               40171V100      2,883,000      75,000  SH   SOLE        FINE     SOLE
INVENSENSE INC                      COM               46123D205      4,272,000     400,000  SH   SOLE        FINE     SOLE
INTERNATIONAL RECTIFIER CORP        COM               460254105      4,759,000     225,000  SH   SOLE        FINE     SOLE
JDS UNIPHASE CORP                   COM PAR $0.001    46612J507     31,475,000   2,355,000  SH   SOLE        FINE     SOLE
JIVE SOFTWARE INC -- CALL OPTION    COM               47760A108      9,652,000     635,000  SH   SOLE        FINE
JIVE SOFTWARE INC -- CALL OPTION    COM               47760A108      1,520,000     100,000  SH   SOLE        FINE
JIVE SOFTWARE INC                   COM               47760A108     52,440,000   3,450,000  SH   SOLE        FINE     SOLE
KEYNOTE SYS INC                     COM               493308100     35,550,000   2,546,594  SH   SOLE        FINE     SOLE
MICROCHIP TECHNOLOGY INC            COM               595017104     11,031,000     300,000  SH   SOLE        FINE     SOLE
MONOLITHIC PWR SYS INC              COM               609839105      2,681,000     110,000  SH   SOLE        FINE     SOLE
MICROSOFT CORP                      COM               594918104      5,721,000     200,000  SH   SOLE        FINE     SOLE
MICROSOFT CORP -- CALL OPTION       COM               594918104     24,319,000     850,000  SH   SOLE        FINE
NETFLIX INC                         COM               64110L106      8,518,000      45,000  SH   SOLE        FINE     SOLE
SERVICENOW INC                      COM               81762P102     10,589,000     292,500  SH   SOLE        FINE     SOLE
NAM TAI ELECTRS INC -- CALL OPTION  COM PAR $0.02     629856205      8,350,000     614,000  SH   SOLE        FINE
NXP SEMICONDUCTORS NV               COM               N6596X109      7,573,000     250,000  SH   SOLE        FINE     SOLE
PALO ALTO NETWORKS INC              COM               697435105      2,830,000      50,000  SH   SOLE        FINE     SOLE
POLYCOM INC                         COM               73172K104      2,770,000     250,000  SH   SOLE        FINE     SOLE
QLIK TECHNOLOGIES INC               COM               74733T105      8,124,000     314,500  SH   SOLE        FINE     SOLE
RED HAT INC                         COM               756577102     37,920,000     750,000  SH   SOLE        FINE     SOLE
RED HAT INC -- CALL OPTION          COM               756577102     25,280,000     500,000  SH   SOLE        FINE
REALPAGE INC                        COM               75606N109      1,408,000      68,000  SH   SOLE        FINE     SOLE
SPRINT NEXTEL CORP                  COM SER 1         852061100      5,589,000     900,000  SH   SOLE        FINE     SOLE
SBA COMMUNICATIONS CORP             COM               78388J106      7,164,000      99,500  SH   SOLE        FINE     SOLE
SCRIPPS NETWORKS INTERACT IN        CL A COM          811065101      6,434,000     100,000  SH   SOLE        FINE     SOLE
SONUS NETWORKS INC                  COM               835916107     99,961,000  38,595,000  SH   SOLE        FINE     SOLE
SPLUNK INC                          COM               848637104     16,212,000     405,000  SH   SOLE        FINE     SOLE
SPDR S&P 500 ETF TR -- PUT OPTION   TR UNIT           78462F103     86,169,000     550,000  SH   SOLE        FINE
SOLARWINDS INC                      COM               83416B109      3,930,000      66,498  SH   SOLE        FINE     SOLE
TERADYNE INC                        COM               880770902      6,488,000     400,000  SH   SOLE        FINE     SOLE
TIVO INC                            COM               888706108     45,533,000   3,675,000  SH   SOLE        FINE     SOLE
BARCLAYS BK PLS -- CALL OPTION      IPATH S&P500 VIX  06740C188      6,075,000     300,000  SH   SOLE        FINE
WORKDAY INC                         CL A              98138H101      4,930,000      80,000  SH   SOLE        FINE     SOLE
XILINX INC                          COM               983919101      8,588,000     225,000  SH   SOLE        FINE     SOLE
YELP INC                            CL A              985817105     10,670,000     450,000  SH   SOLE        FINE     SOLE
YANDEX N V                          SHS CLASS A       N97284108      2,314,000     100,000  SH   SOLE        FINE     SOLE


                                                                 1,039,827,000


ENTRY TOTAL                                       59
TABLE VALUE IN THOUSANDS                   1,039,827